Nationwide Fund Summary Prospectus March 1, 2013

Class/Ticker A NWFAX B NWFBX C GTRCX R2 GNWRX Institutional Service Class MUIFX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2013, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks total return through a flexible combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 31 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 82 of the Statement of Additional Information.

	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fee	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.21%	0.17%	0.17%	0.27%	0.23%
Total Annual Fund Operating Expenses	1.04%	1.75%	1.75%	1.35%	0.81%

SP-NAT (3/13)

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$675	$887	$1,116	$1,773
Class B shares	678	851	1,149	1,787
Class C shares	278	551	949	2,062
Class R2 shares	137	428	739	1,624
Institutional Service Class shares	83	259	450	1,002

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$178	$551	$949	$1,787
Class C shares	178	551	949	2,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.11% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income. The Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Mutual Funds (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. The Fund’s current subadvisers both employ bottom-up approaches (i.e., based on the characteristics of individual companies, rather than broad economic trends) to construct a diversified portfolio, although each subadviser uses its own unique processes or style. For example, as of the date of this Prospectus, one subadviser evaluates companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value. The other subadviser uses a two-step security selection process to find intrinsic value regardless of overall market conditions, combining fundamental research with valuation techniques.

In allocating assets to the subadvisers, NFA seeks to increase diversification among securities and investment styles, in order to potentially increase the possibility for investment return and reduce risk and volatility.

The Fund generally considers selling a security when it reaches a target price, its issuer’s business quality or fundamentals appear to the subadviser to be deteriorating, its issuer is engaged in corporate activity, or when other opportunities appear more attractive.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser. It is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges are applicable, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

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Annual Total Returns – Institutional Service Class Shares

(Years Ended December 31,)

Best Quarter:     17.77% – 2nd qtr. of 2009

Worst Quarter:     -25.29% – 4th qtr. of 2008

After-tax returns are shown in the table for Institutional Service Class shares (formerly Class D shares) only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for the Class R2 shares is October 1, 2003. Pre-inception historical performance for Class R2 shares is based on the previous performance of Institutional Service Class shares (formerly Class D shares). Performance for Class R2 shares has been adjusted to reflect differences in sales charges as compared to Institutional Service Class shares, but not differing expenses. Performance returns for Institutional Service Class shares reflect a front-end sales charge of 4.50%. This front-end sales charge was eliminated as of August 1, 2012, at which time the former Class D shares were redesignated as Institutional Service Class shares.

Average Annual Total Returns

For the Periods Ended December 31, 2012:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	7.69%	-2.33%	4.92%
Class B shares – Before Taxes	8.39%	-2.26%	4.80%
Class C shares – Before Taxes	12.42%	-1.85%	4.81%
Class R2 shares – Before Taxes	14.01%	-1.44%	5.33%
Institutional Service Class shares – Before Taxes	9.36%	-1.85%	5.30%
Institutional Service Class shares – After Taxes on Distributions	9.13%	-2.04%	4.00%
Institutional Service Class shares – After Taxes on Distributions and Sales of Shares	6.39%	-1.59%	4.10%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	16.00%	1.66%	7.10%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (the “Adviser”)

Subadvisers

Aberdeen Asset Management Inc. (“Aberdeen”)

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Aberdeen
Paul Atkinson	Head of North American Equities	Since 2008
Francis Radano, III, CFA	Investment Manager	Since 2008
Diamond Hill
Charles S. Bath, CFA	Portfolio Manager	Since 2010
William Dierker, CFA	Assistant Portfolio Manager	Since 2010
Christopher Welch, CFA	Assistant Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, B*, C: $2,000
Institutional Service Class: $50,000
Class R2: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, B*, C: $100
Institutional Service Class, Class R2: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $50
* Class B Shares are closed to new investors.

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

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Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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